Fair Value Measurements - Summary of Changes in Fair Value (Details) - Level 3 - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Beginning balance	$ 373,701	$ 3,297,022	$ 5,044,441
Initial fair value of warrant liability upon modification				$ 6,000,476
Change in fair value	$ (37,956)	(2,923,321)	(1,747,419)	(956,035)
Ending balance		$ 373,701	$ 3,297,022	$ 5,044,441